Segment Reporting	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2017			2016
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	89,431	11,473	100,904	84,497	14,744	99,241
Voyage expenses	(602)	(394)	(996)	(126)	(416)	(542)
Vessel operating expenses	(21,374)	(4,627)	(26,001)	(16,734)	(5,678)	(22,412)
Depreciation and amortization	(23,839)	(2,955)	(26,794)	(20,474)	(2,395)	(22,869)
General and administrative expenses (i)	(3,573)	(1,069)	(4,642)	(4,679)	(1,185)	(5,864)
Write-down of vessel	—	(12,600)	(12,600)	—	—	—
Income (loss) from vessel operations	40,043	(10,172)	29,871	42,484	5,070	47,554
Equity (loss) income	(507)	—	(507)	29,567	—	29,567

	Six Months Ended June 30,
	2017			2016
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	178,378	23,706	202,084	163,082	31,930	195,012
Voyage expenses	(948)	(1,485)	(2,433)	(243)	(756)	(999)
Vessel operating expenses	(40,039)	(9,350)	(49,389)	(31,966)	(12,299)	(44,265)
Depreciation and amortization	(47,059)	(5,855)	(52,914)	(39,159)	(7,321)	(46,480)
General and administrative expenses (i)	(6,953)	(1,846)	(8,799)	(9,041)	(2,251)	(11,292)
Write-down and loss on sale of vessels	—	(12,600)	(12,600)	—	(27,439)	(27,439)
Income (loss) from vessel operations	83,379	(7,430)	75,949	82,673	(18,136)	64,537
Equity income	5,380	—	5,380	39,065	—	39,065

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30, 2017	December 31, 2016
	$	$
Total assets of the liquefied gas segment	4,189,383	3,957,088
Total assets of the conventional tanker segment	155,938	193,553
Unallocated:
Cash and cash equivalents	191,110	126,146
Accounts receivable and prepaid expenses	24,084	28,948
Advances to affiliates	2,433	9,739
Consolidated total assets	4,562,948	4,315,474